Note 4 - Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended							3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Feb. 28, 2019	Aug. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 31, 2019	Jul. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)										10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)										7,100,000		7,441,532
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)										$ 0.52	$ 3.45	$ 3.45	$ 9.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value												$ 671,100	$ 205,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount												$ 155,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)												219 days
Additional Research and Development Expense Due to Modifications								$ 102,000			$ 102,000
Proceeds from Warrant Exercises										$ 3,547,894	131	$ 236
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs												$ 6,552,842	1,828,000
Underwritten Public Offering [Member]
Number of Prefunded Units Sold (in shares)			2,361,462
Number of Units Sold (in shares)			416,315
Unit Price (in dollars per share)			$ 2.70						$ 2.70
Proceeds from Issuance or Sale of Equity, Total			$ 7,500,000
Number of Common Stock in Each Unit (in shares)			1						1
Number of Short-term Warrants in Each Unit (in shares)			1						1
Number of Long-term Warrants in Each Unit (in shares)			1						1
Number of Prefunded Warrants in Each Prefunded Unit (in shares)			1						1
Number of Short-term Warrants in Each Prefunded Unit (in shares)			1						1
Number of Long-term Warrants in Each Prefunded Unit (in shares)			1						1
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs			$ 6,600,000
Private Placement [Member]
Conversion of Stock, Shares Converted (in shares)			800,000						800,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)			155,496						155,496
Private Placement [Member] | Series A 4.5% Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						200,000
Preferred Stock, Dividend Rate, Percentage						4.50%
Convertible Preferred Stock, Issuable Upon Conversion of All Shares (in shares)						38,873
Over-Allotment Option [Member]
Underwriters, Additional Common Shares Authorized to Purchase (in shares)			416,666
Underwriters, Additional Warrants Authorized to Purchase (in shares)			416,666
Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)	87,309			25,000	112,500		87,309
Class of Warrant or Right, Outstanding (in shares)										149,136		149,136
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.36		$ 6						$ 0.90		$ 2.70
Class of Warrant or Right, Granted During Period, Weighted Average Grant Date Fair Value (in dollars per share)				$ 3.80
Class of Warrant or Right, Vesting Percentage on Grant				25.00%
Class of Warrant or Right, Vesting Percentage on Completion of Initial Services				75.00%
Warrants and Rights Outstanding, Term (Year)				2 years 182 days
Proceeds from Warrant Exercises		$ 7,600,000
Class of Warrant or Right, Exercised During Period (in shares)		5,555,554
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)		$ 1.36
Stock Purchase Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.36
Proceeds from Warrant Exercises		$ 7,600,000
Class of Warrant or Right, Exercised During Period (in shares)		5,555,554
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)		$ 1.36
Stock Purchase Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0
Stock Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.025
Stock Purchase Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				1.1
Short-term Warrants [Member] | Underwritten Public Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 2.70						$ 2.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			3,194,443						3,194,443
Long-term warrants [Member] | Underwritten Public Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 2.70						$ 2.70
Warrants and Rights Outstanding, Term (Year)			5 years						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			3,194,443						3,194,443
Prefunded Warrants [Member]
Proceeds from Warrant Exercises												$ 200
Prefunded Warrants [Member] | Underwritten Public Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.0001						$ 0.0001
Equity Classified Warrants [Member] | Underwritten Public Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 3.375						$ 3.375
Warrants and Rights Outstanding, Term (Year)			5 years						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			222,223						222,223
Replacement Stock Purchase Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		5,555,554
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.23
Replacement Stock Purchase Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Outstanding (in shares)		5,555,554
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.23
Stock Purchase Warrants With 2 Year Term [Member]
Class of Warrant or Right, Outstanding (in shares)		2,777,777
Warrants and Rights Outstanding, Term (Year)		2 years
Stock Purchase Warrants With 2 Year Term [Member] | Subsequent Event [Member]
Class of Warrant or Right, Outstanding (in shares)		2,777,777
Warrants and Rights Outstanding, Term (Year)		2 years
Stock Purchase Warrants With 5 Year Term [Member]
Class of Warrant or Right, Outstanding (in shares)		2,777,777
Warrants and Rights Outstanding, Term (Year)		5 years
Stock Purchase Warrants With 5 Year Term [Member] | Subsequent Event [Member]
Class of Warrant or Right, Outstanding (in shares)		2,777,777
Warrants and Rights Outstanding, Term (Year)		5 years
Placement Agent Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)	400,000	444,445
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.25	$ 1.70
Warrants and Rights Outstanding, Term (Year)	5 years	5 years
Placement Agent Stock Purchase Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Outstanding (in shares)		444,445
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.70
Warrants and Rights Outstanding, Term (Year)		5 years
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount										$ 8,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)										182 days		182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding										$ 16,800		$ 5,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										23,400	6,400	13,900	$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested										$ 300	$ 10,400	$ 10,400
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)										563	1,126	1,127	0
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount												$ 15,000
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)												182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding										$ 2,600	$ 14,500	$ 7,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested												18,500
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)										0	15,688
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount												$ 47,500